Income Tax Matters, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		36 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
The foreign currency impact on unrecognized tax benefits, interest and penalties resulted in a increase to currency translation adjustment	$ (0.3)	$ (0.3)
Income Tax Matters (Textuals) [Abstract]
Income tax provision	16.3	6.2
Effective tax rate	38.10%	36.30%
Increase in unrecognized tax benefit, interest and penalty expense	0.1	0.3
Increase in effective tax rate due to unrecognized tax benefits including interest and penalty	0.30%	1.70%
Decrease in valuation allowance due to change in tax law		0.8
Decrease in effective tax rate due to change in valuation allowance		4.80%
Impact of non-deductible compensation expense		0.2
Increase in effective tax rate due to non-deductible compensation expense		1.40%
Net operating loss carryforwards			875.1
NOL carry forwards relates to the excess tax benefits from employee restricted stock			1.7
Alternate minimum tax			29.8
Valuation allowance against deferred tax assets	18.8		18.8
Canadian provincial income tax assessment settlement			9.2
Unrecognized tax benefits	14.0		13.7
Accrued Interest and penalties related to these unrecognized tax benefits	6.9		6.6
Expected period which unrecognized tax benefits will not be reduced	12 months
FIN 48
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
The foreign currency impact on unrecognized tax benefits, interest and penalties resulted in a increase to currency translation adjustment	$ 0.3